Debt - Prior Term Loan Facility (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 22, 2017	Nov. 30, 2016
Debt Instrument [Line Items]
Long-term debt, gross		$ 3,585,200,000
Term Loan due 2023 | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount			$ 325,000,000.0	$ 2,320,000,000.0
Long-term debt, gross	$ 0	$ 2,070,000,000.0